UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Strategic Global Government Fund, Inc.

840 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: January 31

Date of reporting period: February 1, 2006 - April 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

April 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.4%
Banking & Finance 0.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$2,000	$2,135

Industrials 1.8%
Pemex Project Funding Master Trust
9.125% due 10/13/2010	370	413
5.750% due 12/15/2015	3,000	2,848
Petroliam Nasional Bhd.
7.625% due 10/15/2026	2,300	2,645
Southern Copper Corp.
7.500% due 07/27/2035	1,000	973

		6,879

Total Corporate Bonds & Notes (Cost $8,549)		9,014

U.S. GOVERNMENT AGENCIES 180.4%
Fannie Mae
4.000% due 04/25/2019	2,297	2,513
4.250% due 11/25/2024	350	280
5.000% due 05/25/2016 - 05/01/2020 (a)	3,017	2,940
5.310% due 08/25/2033	8,200	7,883
5.402% due 09/01/2028	85	87
5.416% due 12/01/2028	220	224
5.500% due 08/25/2014 - 09/13/2036 (a)	96,709	93,963
5.685% due 02/01/2027	103	107
5.705% due 02/01/2028	175	178
5.735% due 04/01/2030	88	90
5.750% due 10/01/2031 - 06/25/2033 (a)	119	115
5.807% due 08/25/2043	2,500	2,481
5.950% due 12/01/2028	136	139
5.963% due 11/01/2027	156	160
6.000% due 02/25/2017 - 08/14/2036 (a)	23,096	23,004
6.000% due 01/25/2044 (b)	12,656	12,661
6.150% due 10/01/2031	53	54
6.220% due 03/01/2032	218	223
6.435% due 12/01/2025	284	290
6.500% due 05/01/2013 - 09/25/2042 (a)	11,061	11,294
6.500% due 11/01/2028 - 06/25/2044 (a)(b)	12,918	13,140
6.665% due 02/01/2032	63	64
7.000% due 02/01/2015 - 11/25/2043 (a)	9,922	10,191
7.000% due 04/01/2030 - 03/25/2045 (a)(b)	19,528	20,057
7.065% due 03/01/2032	300	295
7.261% due 02/01/2030	102	105
7.500% due 10/25/2022 - 10/25/2042 (a)	6,811	7,064
7.500% due 06/25/2044 (b)	6,306	6,564
7.750% due 03/01/2031	91	91
7.815% due 12/01/2030	254	254
8.000% due 07/19/2030	4,357	4,491
Federal Housing Administration
7.430% due 06/01/2024	204	205

	Principal Amount (000s)	Value (000s)
Freddie Mac
4.320% due 04/01/2033	90	90
5.000% due 10/15/2016 - 02/15/2024 (a)	525	515
5.500% due 07/01/2025 - 12/01/2031 (a)	4,822	4,716
6.000% due 12/15/2016 - 03/01/2033 (a)(b)	14,437	14,542
6.000% due 10/15/2012 - 12/12/2036 (a)	295,238	294,234
6.004% due 12/01/2026	57	58
6.500% due 04/15/2018 - 03/25/2044 (a)	54,373	55,363
7.000% due 06/01/2008 - 10/25/2043 (a)	10,139	10,448
7.500% due 06/01/2025 - 07/01/2033 (a)	3,651	3,808
8.000% due 08/15/2022 - 08/01/2024 (a)	346	360
8.250% due 10/01/2007	12	12
8.500% due 10/01/2030	1,077	1,136
Government National Mortgage Association
5.500% due 04/20/2035 - 06/20/2035 (a)	1,164	1,128
6.500% due 06/20/2032 - 04/20/2036 (a)	50,150	51,591
7.000% due 02/15/2024 - 03/20/2031 (a)	10,215	10,558
7.500% due 07/15/2006 - 02/15/2028 (a)	2,451	2,577
8.000% due 06/15/2016 - 03/20/2030 (a)	1,119	1,168
8.500% due 10/15/2016 - 02/15/2031 (a)	63	67
Small Business Administration Participation Certificates
4.754% due 08/10/2014	1,816	1,717
5.038% due 03/10/2015	995	953
6.300% due 07/01/2013 - 06/01/2018 (a)	1,610	1,644
6.400% due 08/01/2013	372	380
7.449% due 08/01/2010	204	214
7.540% due 08/10/2009	470	491

Total U.S. Government Agencies (Cost $691,344)		678,977

MORTGAGE-BACKED SECURITIES 35.5%
Countrywide Alternative Loan Trust
6.500% due 07/25/2035	2,453	2,409
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 11/25/2026	10,000	9,945
7.500% due 11/25/2034 (b)	6,622	6,857
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2034 (b)	3,734	3,780
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,500	1,586
GMAC Mortgage Corp. Loan Trust
5.237% due 08/19/2034	1,510	1,473
GSAA Trust
6.000% due 04/01/2034	7,973	7,886
GSMPS Mortgage Loan Trust
7.500% due 06/19/2027	256	263
8.000% due 09/19/2027	3,375	3,531
7.000% due 06/25/2043 (b)	8,746	8,821
GSR Mortgage Loan Trust
6.500% due 01/25/2034 (b)	5,927	5,989
5.500% due 11/25/2035	5,000	4,647

	Principal Amount (000s)	Value (000s)
MASTR Alternative Loans Trust
6.500% due 03/25/2034	3,221	3,244
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	6,529	6,567
7.500% due 07/25/2035	9,435	9,831
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034 (b)	7,721	8,018
7.000% due 10/25/2034	5,610	5,748
7.500% due 10/25/2034	16,830	17,630
Residential Asset Mortgage Products, Inc.
7.000% due 08/25/2016 (b)	6,529	6,677
8.500% due 10/25/2031 (b)	2,597	2,695
8.500% due 11/25/2031	2,996	3,115
Washington Mutual Mortgage Securities Corp. Pass-Through Certificates
7.500% due 12/25/2033	4,872	4,938
7.000% due 03/25/2034	914	924
6.500% due 08/25/2034	7,052	7,101

Total Mortgage-Backed Securities (Cost $137,353)		133,675

SOVEREIGN ISSUES 14.8%
Brazilian Government International Bond
10.500% due 07/14/2014	700	870
8.000% due 01/15/2018	2,902	3,158
10.125% due 05/15/2027	1,538	1,976
12.250% due 03/06/2030	7,580	11,359
11.000% due 08/17/2040	2,500	3,222
Chile Government International Bond
7.125% due 01/11/2012	2,000	2,149
Ecuador Government International Bond
12.000% due 11/15/2012	8,000	8,152
9.000% due 08/15/2030	212	220
Mexico Government International Bond
9.875% due 02/01/2010	3,980	4,529
Panama Government International Bond
9.375% due 07/23/2012	3,325	3,840
Peru Government International Bond
9.125% due 02/21/2012	700	781
Russia Government International Bond
11.000% due 07/24/2018	1,000	1,421
12.750% due 06/24/2028	3,227	5,647
5.000% due 03/31/2030	5,937	6,454
Ukraine Government International Bond
7.650% due 06/11/2013	500	522
Venezuela Government International Bond
9.375% due 01/13/2034	1,000	1,271

Total Sovereign Issues (Cost $40,344)		55,571

	Principal Amount (000s)	Value (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES (g) 4.8%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EC 1,000	1,319
Mexico Government International Bond
8.000% due 07/23/2008	12,100	8,484
Republic of Germany
4.750% due 07/04/2008	6,500	8,411

Total Foreign Currency-Denominated Issues (Cost $17,512)		18,214

	# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $108.000 Exp. 05/26/2006	203	3

Total Purchased Call Options (Cost $4)		3

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC) 5.500% due 06/13/2036
Strike @ $88.000 Exp. 06/06/2006	140,000	0

Total Purchased Put Options (Cost $16)		0

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.4%
Commercial Paper 5.8%
Fannie Mae
4.669% due 05/01/2006	$10,400	10,400
General Electric Capital Corp.
4.790% due 06/12/2006	9,300	9,247
4.870% due 06/29/2006	2,200	2,182

		21,830

Repurchase Agreements 1.1%
Credit Suisse First Boston
4.650% due 05/01/2006	300	300
(Dated 04/28/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/15/2009 valued at $308. Repurchase proceeds are $300.)
State Street Bank
4.400% due 05/01/2006	4,019	4,019

(Dated 04/28/2006. Collateralized by Fannie Mae 5.000% due 08/11/2006 valued at $4,101. Repurchase proceeds are $4,020.)		4,319

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 1.5%
4.508% due 06/01/2006-06/15/2006 (a)(c)(d)	5,540	5,513

Total Short-Term Instruments (Cost $31,662)		31,661

Total Investments 246.3% (Cost $926,784)		$927,115
Other Assets and Liabilities (Net) (146.3%)		(550,726)

Net Assets 100.0%		$376,390

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b)	The average amount of borrowings outstanding during the three-months ended April 30, 2006 was $111,154 at a weighted average interest rate of 4.67%. On April 30, 2006, securities valued at $109,801 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(c)	Securities with an aggregate market value of $747 have been pledged as collateral for swap contracts on April 30, 2006.

(d)	Securities with an aggregate market value of $885 have been segregated with the custodian to cover margin requirements for the following open futures contracts on April 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2006	314	$653
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	255	1,444
U.S. Treasury 5-Year Note June Futures	Short	06/2006	483	438

				$2,535

(e)	Swap agreements outstanding on April 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	4.570%	01/27/2015	$12,000	$(802)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2008	8,300	54
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.650%	06/21/2026	350,000	(3,339)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.650%	06/21/2026	350,000	3,313
Deutsche Bank AG	6-month BP-LIBOR	Receive	5.000%	06/18/2034	3,400	281
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010	9,300	(166)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	47,400	2,438

						$1,779

(f)	Short sales open on April 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	06/13/2036	$35,000	$34,848	$34,847

(g)	Forward foreign currency contracts outstanding on April 30, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	215	05/2006	$14	$0	$14
Sell		215	05/2006	0	(3)	(3)
Buy		215	06/2006	4	0	4
Sell	EC	14,584	05/2006	0	(391)	(391)
Buy	JY	422,122	05/2006	107	(1)	106

				$125	$(395)	$(270)

(h)	Principal amount denoted in indicated currency:

BP	– British Pound
EC	– Euro
JY	– Japanese Yen

(i)	On April 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$19,067	$(16,736)	$331

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	June 27, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	June 27, 2006